ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Invech Holdings, Inc. (OTC “IVHI”) was incorporated under the laws of the State of Nevada on December 17, 1998, as Explore Technologies, Inc. On July 19, 2018, the name of the Company was changed to Invech Holdings, Inc.

On January 21, 2023, 300,000 shares of Convertible Series A Preferred Stock was sold to Small Cap Compliance, LLC for $40,000. These shares represent a change of control.

With the change of control, the Company is moving in a new direction, specializing in drafting regulatory documents and consulting for public companies. Services include FINRA corporate filings, drafting incorporation and corporate documents, drafting OTC Markets Disclosure Statements, and general public company compliance. The Company will act as an outside consulting firm for these services.